CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues
Leases revenue	¥ 18,963	$ 2,906	¥ 24,548
Other revenues	901	139	2,548	¥ 741
Total net revenues	447,686	68,612	1,422,623	2,705,291
Cost of revenues	(409,922)	(62,823)	(1,938,626)	(2,197,172)
Gross profit/(loss)	37,764	5,789	(516,003)	508,119
Operating expenses:
Research and development expenses	(140,041)	(21,462)	(168,982)	(189,680)
Sales and marketing expenses	(19,980)	(3,062)	(21,917)	(38,731)
General and administrative expenses	(131,624)	(20,172)	(347,633)	(146,684)
Total operating expenses	(291,645)	(44,696)	(538,532)	(375,095)
Income/(Loss) from operations
Income/(loss) from operations	(253,881)	(38,907)	(1,054,535)	133,024
Interest income	3,153	483	3,853	4,234
Investment income	5,844	896	3,055	3,162
Interest expense and guarantee fee	(3,587)	(550)	(20,038)	(53,069)
Foreign exchange (loss)/gains, net	2,419	371	6,809	(1,178)
Value added tax refunds | ¥			1,253	110,231
Other income, net	30,958	4,745	25,093	3,838
Income/(loss) before income tax expense	(215,094)	(32,962)	(1,034,510)	200,242
Income tax expense	0	0	0	(77,810)
Net income/(loss)	(215,094)	(32,962)	(1,034,510)	122,432
Foreign currency translation adjustment, net of nil tax	(24,238)	(3,715)	9,688	(65,230)
Total comprehensive loss	¥ (239,332)	$ (36,677)	¥ (1,024,822)	¥ 57,202
Weighted average number of shares used in per share calculation:
— Basic	2,345,703,779	2,345,703,779	2,153,172,769	1,964,499,660
— Diluted	2,345,703,779	2,345,703,779	2,153,172,769	1,978,161,073
Net earnings/(loss) per share (cent per share)
— Basic | (per share)	¥ (9.17)	$ (1.41)	¥ (48.05)	¥ 6.23
— Diluted | (per share)	¥ (9.17)	$ (1.41)	¥ (48.05)	¥ 6.19
Share-based compensation expenses were included in:
Share-based compensation expenses	¥ 2,950	$ 452	¥ 270,242	¥ 18,586
Research and development expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	652	100	22,465	9,611
Sales and marketing expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	41	6	358	1,088
General and administrative expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	2,257	346	247,419	7,887
Product
Net revenues
Net revenues	427,522	65,521	1,392,859	2,698,594
Service
Net revenues
Net revenues	¥ 300	$ 46	¥ 2,668	¥ 5,956